Consolidated Statement of Cash Flows $ in Millions	12 Months Ended
	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)
Cash flows from operating activities
Receipt from Customers	$ 40,000	$ 45,437
Research and development tax incentives	263,057	224,536
Payments to suppliers and employees (inclusive of GST)	(1,372,801)	(1,878,079)
Payments to Suppliers IPO (inclusive of GST)		(160,489)
Interest and other finance costs paid	(727)	(1,840)
Net cash used in operating activities	(1,070,471)	(1,770,435)
Cash flows from investing activities
Payment towards procurement of fixed assets	(3,149)	(34,503)
Payment towards acquisition of intangibles	(145,021)	(41,428)
Net cash used in investing activities	(148,170)	(75,931)
Cash flows from financing activities
Proceeds from convertible notes	855,834	755,935
Proceeds from issue of shares		1,431,162
Capital issue costs		(121,844)
Repayment of lease liabilities	(11,895)	(34,706)
Net cash from financing activities	843,939	2,030,547
Net increase/(decrease) in cash and cash equivalents	(374,702)	184,181
Cash and cash equivalents at the beginning of the financial year	399,224	162,485
Effects of exchange rate changes on cash and cash equivalents		52,558
Cash and cash equivalents at the end of the financial year	$ 24,522	$ 399,224